Note 8 - Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	January 31, 2015	January 31, 2014
Cost
Customer agreements and relationships	97,344	81,951
Existing technology	93,911	76,442
Trade names	4,349	4,093
Non-compete covenants	2,407	1,884
	198,011	164,370
Accumulated amortization
Customer agreements and relationships	37,956	32,101
Existing technology	40,326	32,796
Trade names	3,130	3,392
Non-compete covenants	1,473	1,432
	82,885	69,721
	115,126	94,649